Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	CTRIP COM INTERNATIONAL LTD
Entity Central Index Key	0001269238
Document Type	6-K/A
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2